Stock-Based Compensation (Narrative) (Detail) (USD $)	1 Months Ended			12 Months Ended
	Feb. 28, 2012	Feb. 28, 2011	Feb. 28, 2010	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Mar. 23, 2010
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Extension of employment term under agreement				3 years			3 years
Stock options granted				$ 4,000,000
Share-based compensation arrangement by share-based payment award, options, expirations in period				4,000,000
Revised fair value				27,000,000
Options intrinsic values				0
Share based compensation arrangement by share based payment award expiration date				Jun. 29, 2012
Expense related to stock options				0		1,000,000
Deferred compensation arrangement with individual gross payout				9,700,000	9,700,000
Shares issued				500,000
Share price							$ 19.46
Expected life of stock option				Five
Expected dividend yield				0.00%	0.00%	0.00%
Granted, SARs	809,000	1,043,000	437,000
SARs granted vested	25.00%	25.00%		33.30%
SARs fair value				800,000	8,000,000	6,600,000
SARs recognized income				4,000,000	1,000,000
Expected forfeitures				0.00%
SARs recognized expense					2,000,000	3,000,000
Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expense related to stock options				$ 1,000,000	$ 1,000,000	$ 2,000,000